Risks and Concentration - Concentration of foreign currency risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Risks and Concentration
Liabilities	$ 223,160	¥ 874,710		¥ 1,451,947
Cash, cash equivalents, time deposits and short-term investment | Foreign currency risks
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments		¥ 210,163		357,052
Concentration risk (as a percent)	57.30%	32.50%
Liabilities | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	96.30%	95.70%
Liabilities		¥ 837,417		¥ 1,397,784
Customers whose revenue represent greater than 10% of total revenue
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%